Fidelity Freedom Funds® -

Income, 2000, 2010, 2020,

2030, 2040

Semiannual Report

September 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the funds have done over time.
Fund Talk	<Click Here>	The manager's review of the funds' performance, strategy and outlook.
Freedom Income	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2000	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2010	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2020	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2030	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2040	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The Dow Jones Industrial AverageSM - often used as a gauge of U.S. stock market performance - fell to its lowest point in four years during September 2002. The third quarter was the average's worst three-month stretch since the final quarter of 1987, and the Dow had its worst September since 1937. With equities in disarray, investors flocked to U.S. Treasury bonds, pushing yields of the bellwether 10-year Treasury note to 40-year lows.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. Freedom Funds are already diversified because they invest in stock, bond and money market funds with both domestic and foreign exposures. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Freedom Income Fund®

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the fund's total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended September 30, 2002	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity® Freedom Income	-2.28%	0.42%	28.66%	42.83%
Fidelity Freedom Income Composite	-2.48%	0.59%	26.88%	42.28%
Wilshire 5000®	-27.30%	-17.52%	-9.71%	21.84%
LB Aggregate Bond	8.45%	8.60%	45.79%	58.05%
LB 3 Month T-Bill	0.92%	2.01%	25.84%	32.47%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on October 17, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Freedom Income Composite Index, a hypothetical combination of the following unmanaged indices: the Wilshire 5000® Total Market Index, the Lehman Brothers® Aggregate Bond Index, and the Lehman Brothers 3 Month Treasury Bill Index according to the composite benchmark weightings. These benchmarks include reinvested dividends and capital gains, if any.

Average Annual Total Returns

Periods ended September 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Freedom Income	0.42%	5.17%	6.17%
Fidelity Freedom Income Composite	0.59%	4.88%	6.10%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

Fidelity Freedom Income Fund
Performance - continued

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Income Fund® on October 17, 1996, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers Aggregate Bond Index and the Fidelity Freedom Income Composite Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Semiannual Report

Fidelity Freedom 2000 Fund®

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the fund's total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended September 30, 2002	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Freedom 2000	-4.26%	-0.57%	30.06%	51.78%
Fidelity Freedom 2000 Composite	-4.38%	-0.41%	26.76%	49.97%
Wilshire 5000	-27.30%	-17.52%	-9.71%	21.84%
LB Aggregate Bond	8.45%	8.60%	45.79%	58.05%
LB 3 Month T-Bill	0.92%	2.01%	25.84%	32.47%
ML High Yield Master II	-9.78%	-2.73%	-1.65%	12.19%
MSCI® EAFE®	-21.28%	-15.34%	-24.40%	-15.41%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on October 17, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Freedom 2000 Composite Index, a hypothetical combination of the following unmanaged indices: the Wilshire 5000 Total Market Index, the Morgan Stanley Capital InternationalSM Europe, Australasia, Far East (MSCI® EAFE®) Index, the Lehman Brothers Aggregate Bond Index, the Merrill Lynch High Yield Master II Index, and the Lehman Brothers 3 Month Treasury Bill Index. The index weightings are adjusted twice a year to reflect the fund's changing asset allocations. These benchmarks include reinvested dividends and capital gains, if any.

Average Annual Total Returns

Periods ended September 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Freedom 2000	-0.57%	5.40%	7.26%
Fidelity Freedom 2000 Composite	-0.41%	4.86%	7.04%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

Fidelity Freedom 2000 Fund
Performance - continued

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2000 Fund® on October 17, 1996, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers Aggregate Bond Index and the Fidelity Freedom 2000 Composite Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Semiannual Report

Fidelity Freedom 2010 Fund®

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the fund's total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended September 30, 2002	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Freedom 2010	-10.76%	-5.01%	22.31%	50.05%
Fidelity Freedom 2010 Composite	-10.75%	-4.84%	17.17%	45.74%
Wilshire 5000	-27.30%	-17.52%	-9.71%	21.84%
LB Aggregate Bond	8.45%	8.60%	45.79%	58.05%
LB 3 Month T-Bill	0.92%	2.01%	25.84%	32.47%
ML High Yield Master II	-9.78%	-2.73%	-1.65%	12.19%
MSCI EAFE	-21.28%	-15.34%	-24.40%	-15.41%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on October 17, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Freedom 2010 Composite Index, a hypothetical combination of the following unmanaged indices: the Wilshire 5000 Total Market Index, the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, the Lehman Brothers Aggregate Bond Index, the Merrill Lynch High Yield Master II Index, and the Lehman Brothers 3 Month Treasury Bill Index. The index weightings are adjusted twice a year to reflect the fund's changing asset allocations. These benchmarks include reinvested dividends and capital gains, if any.

Average Annual Total Returns

Periods ended September 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Freedom 2010	-5.01%	4.11%	7.05%
Fidelity Freedom 2010 Composite	-4.84%	3.22%	6.53%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

Fidelity Freedom 2010 Fund
Performance - continued

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2010 Fund® on October 17, 1996, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the S&P 500® Index and the Fidelity Freedom 2010 Composite Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Semiannual Report

Fidelity Freedom 2020 Fund®

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the fund's total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended September 30, 2002	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Freedom 2020	-18.77%	-10.78%	8.97%	36.94%
Fidelity Freedom 2020 Composite	-18.42%	-10.64%	2.39%	30.55%
Wilshire 5000	-27.30%	-17.52%	-9.71%	21.84%
LB Aggregate Bond	8.45%	8.60%	45.79%	58.05%
ML High Yield Master II	-9.78%	-2.73%	-1.65%	12.19%
MSCI EAFE	-21.28%	-15.34%	-24.40%	-15.41%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years, or since the fund started on October 17, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Freedom 2020 Composite Index, a hypothetical combination of the following unmanaged indices: the Wilshire 5000 Total Market Index, the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, the Lehman Brothers Aggregate Bond Index, and the Merrill Lynch High Yield Master II Index. The index weightings are adjusted twice a year to reflect the fund's changing asset allocations. These benchmarks include reinvested dividends and capital gains, if any.

Average Annual Total Returns

Periods ended September 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Freedom 2020	-10.78%	1.73%	5.42%
Fidelity Freedom 2020 Composite	-10.64%	0.47%	4.58%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

Fidelity Freedom 2020 Fund
Performance - continued

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2020 Fund® on October 17, 1996, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index and the Fidelity Freedom 2020 Composite Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Semiannual Report

Fidelity Freedom 2030 Fund®

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the fund's total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended September 30, 2002	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Freedom 2030	-22.78%	-13.93%	0.97%	27.57%
Fidelity Freedom 2030 Composite	-22.30%	-13.78%	-5.89%	20.29%
Wilshire 5000	-27.30%	-17.52%	-9.71%	21.84%
LB Aggregate Bond	8.45%	8.60%	45.79%	58.05%
ML High Yield Master II	-9.78%	-2.73%	-1.65%	12.19%
MSCI EAFE	-21.28%	-15.34%	-24.40%	-15.41%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years, or since the fund started on October 17, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Freedom 2030 Composite Index, a hypothetical combination of the following unmanaged indices: the Wilshire 5000 Total Market Index, the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, the Lehman Brothers Aggregate Bond Index, and the Merrill Lynch High Yield Master II Index. The index weightings are adjusted twice a year to reflect the fund's changing asset allocations. These benchmarks include reinvested dividends and capital gains, if any.

Average Annual Total Returns

Periods ended September 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Freedom 2030	-13.93%	0.19%	4.17%
Fidelity Freedom 2030 Composite	-13.78%	-1.21%	3.15%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

Fidelity Freedom 2030 Fund
Performance - continued

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2030 Fund® on October 17, 1996, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index and the Fidelity Freedom 2030 Composite Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Semiannual Report

Fidelity Freedom 2040 Fund SM

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the fund's total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended September 30, 2002	Past 6 months	Past 1 year	Life of fund
Fidelity Freedom 2040	-25.57%	-16.03%	-43.12%
Fidelity Freedom 2040 Composite	-24.75%	-15.70%	-40.13%
Wilshire 5000	-27.30%	-17.52%	-43.18%
ML High Yield Master II	-9.78%	-2.73%	-10.06%
MSCI EAFE	-21.28%	-15.34%	-42.12%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 6, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Freedom 2040 Composite Index, a hypothetical combination of the following unmanaged indices: the Wilshire 5000 Total Market Index, the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, and the Merrill Lynch High Yield Master II Index. The index weightings are adjusted twice a year to reflect the fund's changing asset allocations. These benchmarks include reinvested dividends and capital gains, if any.

Average Annual Total Returns

Periods ended September 30, 2002	Past 1 year	Life of fund
Fidelity Freedom 2040	-16.03%	-23.90%
Fidelity Freedom 2040 Composite	-15.70%	-21.99%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

Fidelity Freedom 2040 Fund
Performance - continued

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2040 Fund SM on September 6, 2000, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index and the Fidelity Freedom 2040 Composite Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

The stock market's disappointing performance during the six-month period ending September 30, 2002, is noteworthy for its breadth: Four of the most recognized equity benchmarks fell more than 26%. The blue chips' Dow Jones Industrial AverageSM dropped 26.22%, while the tech-heavy NASDAQ Composite® Index, the large-cap Standard & Poor's 500SM Index and the small-cap-oriented Russell 2000® Index fell 36.36%, 28.36% and 27.97%, respectively. Smaller-cap value stocks, which had been one of the market's few bright spots during its lengthy downturn since early 2000, finally succumbed: The Russell 2000® Value Index, a measure of small-cap value stock performance, fell 22.96% during the period. Slow and uneven economic growth, meager corporate profits, questionable corporate accounting and concerns about a possible war with Iraq fueled the stock market's six-month fall. Bond investors, meanwhile, continued to benefit from the ongoing weakness in equities. The Lehman Brothers® Aggregate Bond Index, a broad measure of the U.S. taxable bond market, returned 8.45%. While all investment-grade bond categories performed well, higher-quality Treasury and government securities performed best. The Lehman Brothers Treasury Index rose 12.25% and the Lehman Brothers Government Bond Index gained 11.40%. Corporate bonds, seen as riskier to own due to the slumping economy, returned 7.52% as measured by the Lehman Brothers Credit Bond Index.

(Portfolio Manager photograph)
An interview with Ren Cheng, Portfolio Manager of Fidelity Freedom Funds

Q. How did the Funds perform, Ren?

A. For the six months ending September 30, 2002, the Income, 2000 and 2010 portfolios returned -2.28%, -4.26% and -10.76%, respectively. The 2020, 2030 and 2040 portfolios declined 18.77%, 22.78% and 25.57%, respectively, during the same period. Each Freedom Fund compares its performance to a different composite benchmark, comprising various indexes and reflecting the fund's target allocation mix. During the past six months, the composite benchmarks for the Income, 2000 and 2010 portfolios returned -2.48%, -4.38% and -10.75%, respectively. The composite benchmarks for the 2020, 2030 and 2040 portfolios fell 18.42%, 22.30% and 24.75%, respectively, during the same period. For the 12 months ending September 30, 2002, the Income, 2000, and 2010 portfolios returned 0.42%, -0.57% and -5.01%, respectively. The 2020, 2030 and 2040 portfolios declined 10.78%, 13.93% and 16.03%, respectively, during the same time frame. In comparison, the composite benchmarks for the Income, 2000 and 2010 portfolios returned 0.59%, -0.41% and -4.84%, respectively. Additionally, the benchmarks for the 2020, 2030 and 2040 portfolios dropped 10.64%, 13.78% and 15.70%, respectively, during the past year.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. How would you assess the six-month returns of the Freedom Funds?

A. On an absolute basis, the returns are disappointing. During the past six months, virtually all the domestic equity market categories - those classified by market capitalization and style (value or growth) - performed very poorly. Overseas stocks generally performed slightly better, but still finished the period with double-digit declines. This broad-based global equity weakness caused most of the portfolios' poor returns. On a relative basis, the heavily equity-laden portfolios underperformed their benchmarks as a result of their collective returns from the underlying international funds that lagged the Morgan Stanley Capital International Europe, Australasia, Far East Index by nearly four percentage points. Much of the underperformance was due to weaker returns in Fidelity Overseas Fund, which was positioned for a global economic recovery that failed to materialize, as well as unfavorable results in both Fidelity Europe Fund and Fidelity Southeast Asia Fund. Further weakness was also sustained by the disappointing returns of Fidelity Capital & Income Fund, which lagged the high-yield benchmark by nearly two percentage points due to its more-aggressive exposure to the sector's most troubled companies. The outperformance of the more conservative Freedom portfolios - Income and 2000 - is encouraging because it means those investors who could least afford to suffer from any wild swings in the markets - such as the sudden decline in equities - weren't overexposed to such weakness.

Q. Can you explain how the Freedom Funds are risk-controlled?

A. The risk controls of the Freedom Funds act very much the same way a safety belt does on a roller coaster. On a roller coaster, when the ride gets particularly steep and rough, the seat belt mechanism keeps you firmly in your seat and on course. However, the seat belt doesn't eliminate the thrill or fear that may emerge from various points in the ride. Similarly, the risk controls of the Freedom Funds - the roll-down over time of a higher percentage of riskier securities (equities and high-yield bonds) coupled with an increase in more conservative investments (investment-grade bonds and money market securities) - keep the portfolios from falling victim to the severe short-term weakness of any one particular asset class. For example, during the past six months, most major equity indexes declined 26% or more. The Freedom 2030 and 2040 portfolios, designed for those investors with long-term investment horizons, fell 22.78% and 25.57%, respectively. The seat belt mechanism for these portfolios - their diversified exposure to better-performing investment-grade bonds, high-yield bonds and international equities - helped keep each of them from feeling the full brunt of the domestic equity market's downturn and, more importantly, kept them on course. Conversely, the risk controls may also keep the portfolios from riding an irrational exuberance wave, where certain security classes become overvalued.

Q. Given the recent stock market volatility and the Funds' negative returns, some investors might want a tighter seat belt . . .

A. That's understandable. During the past few years, the equity markets have been as volatile as in any period in history. Volatility often hurts investors in the worst possible way, at the worst possible time. We've seen that clearly during the past few years, as many investors got a little too emotional and allocated their entire nest eggs to growth stocks, which have since plummeted. But I think the Freedom Funds' seat belt is adequate. Freedom's approach wipes out the human emotion that often leads to those extremely disappointing results. I do that by consistently rebalancing the portfolios according to a well-researched target asset allocation mix - one that exposes investors only to age-appropriate risk.

Semiannual Report

Q. Do you have any inclination as to when we might see some improvement in stocks?

A. I have no idea how the markets are going to perform in the short term. Different asset classes come in and out of favor frequently. Trying to time those market swings is like playing with fireworks, in my opinion. My idea of a good long-term investment is one that takes age-appropriate risk, so that one's money will be there when one needs it most, such as during retirement. We'll gradually reallocate each Freedom Fund's target investment mix during the coming months. The table below illustrates the target mix we'd like to achieve for each fund by the next time we address our shareholders on March 31, 2003.

	Income	2000	2010	2020	2030	2040
Domestic Equity Funds	20.0%	21.4%	40.4%	60.1%	70.0%	75.0%
International Equity Funds	-	0.6%	5.1%	10.0%	12.5%	15.0%
Inv. Grade Fixed-Income Funds	40.0%	41.9%	39.8%	22.4%	9.9%	-
High Yield Fixed-Income Funds	-	0.8%	5.1%	7.5%	7.6%	10.0%
Money Market Funds	40.0%	35.3%	9.6%	-	-	-

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Reflecting the changes to the target investment mixes described above, each Fund's composite benchmark will change its allocation, as necessary, as of January 1, 2003. The table below illustrates these changes.

Composite Benchmarks

	Income	2000	2010	2020	2030	2040
Wilshire 5000	20.0%	21.4%	39.0%	59.0%	69.3%	75.0%
MSCI EAFE	0.0%	0.8%	4.8%	9.5%	12.1%	14.5%
LB Aggregate Bond	40.0%	42.9%	41.4%	23.8%	10.7%	0.0%
ML High Yield Master II	0.0%	1.0%	5.3%	7.7%	7.9%	10.5%
LB 3 Month T-Bill	40.0%	33.9%	9.5%	0.0%	0.0%	0.0%

Semiannual Report

Fund Talk: The Manager's Overview - continued

Fund Facts

Goal: The Income Fund seeks high current income and, as a secondary objective, capital appreciation. The 2000, 2010, 2020, 2030 and 2040 Funds each seek high total return by investing according to an asset allocation strategy that becomes increasingly conservative over time. Each fund seeks to achieve its goal by investing in a combination of underlying Fidelity equity, fixed-income and money market funds.

Start date: Income, 2000, 2010, 2020, 2030 - October 17, 1996; 2040 - September 6, 2000

Fund numbers: Income (369); 2000 (370); 2010 (371); 2020 (372); 2030 (373); 2040 (718)

Trading symbols: FFFAX; FFFBX; FFFCX; FFFDX; FFFEX; FFFFX

Size: as of September 30, 2002, more than $1.0 billion (Income); $1.1 billion (2000); $3.9 billion (2010); $3.2 billion (2020); $1.7 billion (2030); $271 million (2040)

Manager: Ren Cheng, since inception; manager, various structured investments for Fidelity Management Trust Company; joined Fidelity in 1994

3

Ren Cheng elaborates on how the Freedom Funds control risk:

"The goal of the Freedom Funds structure is for investors to be exposed only to age-appropriate risk levels. The risk controls of the Funds won't prevent losses, but they are designed to prevent excessive short-term losses that can be incurred by being overexposed to any single asset class. Several studies of historical mutual fund flows have shown that the average investor has been ineffective in timing the markets for performance, meaning they typically bail out just before a market turns up, or buy just before a market tanks. The Freedom Funds are structured to help investors avoid making these ill-timed decisions that often are made as a result of human emotions. To put it bluntly, the Freedom Funds try to protect investors from themselves by taking human emotion out of the investing equation. The diversified, age-based allocations that adjust over time have been structured based on many years of internal analysis of the historical performance of all the asset classes. It's this type of analysis that few individual investors have the time, skill or inclination to perform, but it's been the foundation of institutional money management for many years."

Semiannual Report

Fidelity Freedom Income Fund

Investment Changes

Fund Holdings as of September 30, 2002
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	2.6%	3.0%
Fidelity Disciplined Equity Fund	2.9	3.0
Fidelity Equity-Income Fund	2.8	3.1
Fidelity Fund	2.6	2.9
Fidelity Growth & Income Portfolio	2.9	3.1
Fidelity Growth Company Fund	1.3	1.7
Fidelity Mid-Cap Stock Fund	1.4	1.7
Fidelity OTC Portfolio	1.2	1.4
	17.7	19.9
International Equity Funds
Fidelity Diversified International Fund	0.0	0.0
Fidelity Europe Fund	0.1	0.0
Fidelity Japan Fund	0.0	0.0
Fidelity Overseas Fund	0.0	0.0
Fidelity Southeast Asia Fund	0.0	0.0
	0.1	0.0
High Yield Fixed-Income Funds
Fidelity High Income Fund	0.0	0.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	16.0	15.0
Fidelity Intermediate Bond Fund	10.2	9.9
Fidelity Investment Grade Bond Fund	15.6	15.1
	41.8	40.0
Money Market Fund
Fidelity Retirement Money Market Portfolio	40.4	40.1
	100.0%	100.0%

Semiannual Report

Investments - continued

Asset Allocation (% of fund's investments)

Six months ago

19.9% (DE)
40.1% (MM)
40.0% (IG)

Current

17.7% (DE)
0.1% (IE)
40.4% (MM)
41.8% (IG)

Equity

DE = Domestic Equity funds

IE = International Equity funds

Fixed-income

HY = High Yield funds

IG = Investment Grade funds

Money Market fund (MM)

Expected

20.0% (DE)
40.0 (MM)%
40.0% (IG)

The six months ago allocation is based on the fund's holdings as of March 31, 2002. The current allocation is based on the fund's holdings as of September 30, 2002. The expected allocation represents the fund's anticipated target asset allocation at March 31, 2003.

Semiannual Report

Fidelity Freedom Income Fund

Investments September 30, 2002 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 17.8%
	Shares	Value (Note 1)
Domestic Equity Funds - 17.7%
Fidelity Blue Chip Growth Fund	860,693	$ 25,794,957
Fidelity Disciplined Equity Fund	1,655,532	28,657,258
Fidelity Equity-Income Fund	767,950	27,961,051
Fidelity Fund	1,274,883	26,415,580
Fidelity Growth & Income Portfolio	994,449	28,660,014
Fidelity Growth Company Fund	426,144	13,500,255
Fidelity Mid-Cap Stock Fund	960,752	14,488,139
Fidelity OTC Portfolio	572,387	12,575,350
TOTAL DOMESTIC EQUITY FUNDS		178,052,604
International Equity Funds - 0.1%
Fidelity Diversified International Fund	15,389	250,846
Fidelity Europe Fund	17,389	281,524
Fidelity Japan Fund	10,728	93,654
Fidelity Overseas Fund	10,122	215,489
Fidelity Southeast Asia Fund	5,742	55,127
TOTAL INTERNATIONAL EQUITY FUNDS		896,640
TOTAL EQUITY FUNDS (Cost $249,067,215)		178,949,244
Fixed-Income Funds - 41.8%

High Yield Fixed-Income Funds - 0.0%
Fidelity High Income Fund	6,466	47,141
Investment Grade Fixed-Income Funds - 41.8%
Fidelity Government Income Fund	15,090,953	160,869,562
Fidelity Intermediate Bond Fund	9,611,834	102,366,037
Fidelity Investment Grade Bond Fund	20,630,163	156,376,636
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		419,612,235
TOTAL FIXED-INCOME FUNDS (Cost $394,605,550)		419,659,376
Money Market Fund - 40.4%

Fidelity Retirement Money Market Portfolio (Cost $405,719,755)	405,719,756	405,719,755
Cash Equivalents - 0.0%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.9%, dated 9/30/02 due 10/1/02) (Cost $482,000)	$ 482,025	$ 482,000
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,049,874,520)		$ 1,004,810,375
Other Information
Purchases and redemptions of the underlying fund shares aggregated $130,462,642 and $51,102,254, respectively.
Income Tax Information
At March 31, 2002, the fund had a capital loss carryforward of approximately $249,000 all of which will expire on March 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2002 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $482,000) (cost $1,049,874,520) - See accompanying schedule		$ 1,004,810,375
Cash		156
Receivable for fund shares sold		3,244,719
Receivable from investment adviser for expense reductions		16,908
Total assets		1,008,072,158

Liabilities
Payable for investments purchased	$ 1,372,106
Payable for fund shares redeemed	1,876,610
Accrued management fee	83,210
Total liabilities		3,331,926

Net Assets		$ 1,004,740,232
Net Assets consist of:
Paid in capital		$ 1,053,448,946
Undistributed net investment income		2,938,978
Accumulated undistributed net realized gain (loss) on investments		(6,583,547)
Net unrealized appreciation (depreciation) on investments		(45,064,145)
Net Assets, for 95,542,299 shares outstanding		$ 1,004,740,232
Net Asset Value, offering price and redemption price per share ($1,004,740,232 ÷ 95,542,299 shares)		$ 10.52

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Income Fund
Financial Statements - continued

Statement of Operations

	Six months ended September 30, 2002 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 12,705,597
Interest		4,229
Total income		12,709,826
Expenses
Management fee	$ 492,350
Non-interested trustees' compensation	1,617
Total expenses before reductions	493,967
Expense reductions	(118,640)	375,327
Net investment income (loss)		12,334,499
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(292,180)
Change in net unrealized appreciation (depreciation) on investment securities		(35,424,320)
Net gain (loss)		(35,716,500)
Net increase (decrease) in net assets resulting from operations		$ (23,382,001)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2002 (Unaudited)	Year ended March 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,334,499	$ 25,512,415
Net realized gain (loss)	(292,180)	(1,982,302)
Change in net unrealized appreciation (depreciation)	(35,424,320)	2,682,920
Net increase (decrease) in net assets resulting from operations	(23,382,001)	26,213,033
Distributions to shareholders from net investment income	(11,025,116)	(26,168,632)
Distributions to shareholders from net realized gain	-	(4,140,036)
Total distributions	(11,025,116)	(30,308,668)
Share transactions Net proceeds from sales of shares	286,602,608	635,356,106
Reinvestment of distributions	10,827,627	29,730,481
Cost of shares redeemed	(219,258,770)	(318,184,030)
Net increase (decrease) in net assets resulting from share transactions	78,171,465	346,902,557
Total increase (decrease) in net assets	43,764,348	342,806,922

Net Assets
Beginning of period	960,975,884	618,168,962
End of period (including undistributed net investment income of $2,938,978 and undistributed net investment income of $1,629,595, respectively)	$ 1,004,740,232	$ 960,975,884
Other Information Shares
Sold	26,815,088	58,161,479
Issued in reinvestment of distributions	1,012,256	2,719,200
Redeemed	(20,555,197)	(29,144,238)
Net increase (decrease)	7,272,147	31,736,441

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended September 30, 2002	Years ended March 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.89	$ 10.93	$ 11.58	$ 11.25	$ 10.95	$ 10.06
Income from Investment Operations
Net investment income (loss) D	.13	.36	.57	.52	.49	.50
Net realized and unrealized gain (loss)	(.38)	.05	(.37)	.45	.40	.96
Total from investment operations	(.25)	.41	.20	.97	.89	1.46
Distributions from net investment income	(.12)	(.38)	(.59)	(.52)	(.47)	(.51)
Distributions from net realized gain	-	(.07)	(.26)	(.12)	(.12)	(.06)
Total distributions	(.12)	(.45)	(.85)	(.64)	(.59)	(.57)
Net asset value, end of period	$ 10.52	$ 10.89	$ 10.93	$ 11.58	$ 11.25	$ 10.95
Total Return B, C	(2.28)%	3.78%	1.77%	8.96%	8.41%	14.88%
Ratios to Average Net Assets E, F
Expenses before expense reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of voluntary waivers, if any	.08% A	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08% A	.07%	.06%	.07%	.07%	.08%
Net investment income (loss)	2.50% A	3.27%	5.07%	4.59%	4.46%	4.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,004,740	$ 960,976	$ 618,169	$ 306,834	$ 197,638	$ 55,472
Portfolio turnover rate	10% A	9%	40%	37%	29%	33%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2000 Fund

Investment Changes

Fund Holdings as of September 30, 2002
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	3.1%	3.8%
Fidelity Disciplined Equity Fund	3.4	3.9
Fidelity Equity-Income Fund	3.4	4.0
Fidelity Fund	3.2	3.8
Fidelity Growth & Income Portfolio	3.4	3.9
Fidelity Growth Company Fund	1.6	2.2
Fidelity Mid-Cap Stock Fund	1.8	2.3
Fidelity OTC Portfolio	1.5	1.8
	21.4	25.7
International Equity Funds
Fidelity Diversified International Fund	0.3	0.4
Fidelity Europe Fund	0.3	0.5
Fidelity Japan Fund	0.1	0.1
Fidelity Overseas Fund	0.2	0.4
Fidelity Southeast Asia Fund	0.1	0.1
	1.0	1.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.1	1.6
Fidelity High Income Fund	0.2	0.0
	1.3	1.6
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	16.8	15.3
Fidelity Intermediate Bond Fund	10.7	10.1
Fidelity Investment Grade Bond Fund	16.3	15.4
	43.8	40.8
Money Market Fund
Fidelity Retirement Money Market Portfolio	32.4	30.4
Cash Equivalents
Investments in repurchase agreements	0.1	0.0
	100.0%	100.0%
Asset Allocation (% of fund's investments)

Six months ago

30.4% (MM)
25.7% (DE)
1.5% (IE)
1.6% (HY)
40.8% (IG)

Current

0.1% (CE)
32.4% (MM)
21.4% (DE)
1.0% (IE)
1.3% (HY)
43.8% (IG)

Expected

35.3% (MM)
21.4% (DE)
0.6% (IE)
0.8% (HY)
41.9% (IG)

Equity

DE = Domestic Equity funds

IE = International Equity funds

Fixed-income

HY = High Yield funds

IG = Investment Grade funds

Money Market fund (MM)

Cash Equivalent (CE)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2002. The current allocation is based on the fund's holdings as of September 30, 2002. The expected allocation represents the fund's anticipated target asset allocation at March 31, 2003.

Semiannual Report

Fidelity Freedom 2000 Fund

Investments September 30, 2002 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 22.4%
	Shares	Value (Note 1)
Domestic Equity Funds - 21.4%
Fidelity Blue Chip Growth Fund	1,153,565	$ 34,572,345
Fidelity Disciplined Equity Fund	2,215,910	38,357,396
Fidelity Equity-Income Fund	1,032,210	37,582,759
Fidelity Fund	1,705,202	35,331,784
Fidelity Growth & Income Portfolio	1,333,805	38,440,260
Fidelity Growth Company Fund	572,409	18,133,927
Fidelity Mid-Cap Stock Fund	1,302,915	19,647,964
Fidelity OTC Portfolio	761,484	16,729,796
TOTAL DOMESTIC EQUITY FUNDS		238,796,231
International Equity Funds - 1.0%
Fidelity Diversified International Fund	190,829	3,110,508
Fidelity Europe Fund	216,443	3,504,210
Fidelity Japan Fund	128,498	1,121,783
Fidelity Overseas Fund	127,247	2,709,094
Fidelity Southeast Asia Fund	70,089	672,850
TOTAL INTERNATIONAL EQUITY FUNDS		11,118,445
TOTAL EQUITY FUNDS (Cost $351,237,766)		249,914,676
Fixed-Income Funds - 45.1%

High Yield Fixed-Income Funds - 1.3%
Fidelity Capital & Income Fund	2,135,500	12,150,993
Fidelity High Income Fund	360,962	2,631,413
TOTAL HIGH YIELD FIXED-INCOME FUNDS		14,782,406
Investment Grade Fixed-Income Funds - 43.8%
Fidelity Government Income Fund	17,590,495	187,514,677
Fidelity Intermediate Bond Fund	11,218,778	119,479,982
Fidelity Investment Grade Bond Fund	24,097,813	182,661,421
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		489,656,080
TOTAL FIXED-INCOME FUNDS (Cost $480,123,671)		504,438,486
Money Market Fund - 32.4%
	Shares	Value (Note 1)
Fidelity Retirement Money Market Portfolio (Cost $362,443,789)	362,443,789	$ 362,443,789
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.9%, dated 9/30/02 due 10/1/02) (Cost $532,000)	$ 532,028	532,000
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,194,337,226)		$ 1,117,328,951
Other Information
Purchases and redemptions of the underlying fund shares aggregated $125,547,782 and $57,247,120, respectively.
Income Tax Information
At March 31, 2002, the fund had a capital loss carryforward of approximately $4,272,000 all of which will expire on March 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2000 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2002 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $532,000) (cost $1,194,337,226) - See accompanying schedule		$ 1,117,328,951
Cash		77
Receivable for fund shares sold		2,255,870
Receivable from investment adviser for expense reductions		18,804
Total assets		1,119,603,702

Liabilities
Payable for investments purchased	$ 512,094
Payable for fund shares redeemed	1,784,275
Accrued management fee	93,619
Total liabilities		2,389,988

Net Assets		$ 1,117,213,714
Net Assets consist of:
Paid in capital		$ 1,202,871,040
Undistributed net investment income		13,971,808
Accumulated undistributed net realized gain (loss) on investments		(22,620,859)
Net unrealized appreciation (depreciation) on investments		(77,008,275)
Net Assets, for 101,921,365 shares outstanding		$ 1,117,213,714
Net Asset Value, offering price and redemption price per share ($1,117,213,714 ÷ 101,921,365 shares)		$ 10.96

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2000 Fund
Financial Statements - continued

Statement of Operations

	Six months ended September 30, 2002 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 14,616,012
Interest		4,108
Total income		14,620,120
Expenses
Management fee	$ 555,492
Non-interested trustees' compensation	1,838
Total expenses before reductions	557,330
Expense reductions	(136,629)	420,701
Net investment income (loss)		14,199,419
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(3,471,406)
Change in net unrealized appreciation (depreciation) on investment securities		(59,298,843)
Net gain (loss)		(62,770,249)
Net increase (decrease) in net assets resulting from operations		$ (48,570,830)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2002 (Unaudited)	Year ended March 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,199,419	$ 32,036,966
Net realized gain (loss)	(3,471,406)	(14,623,443)
Change in net unrealized appreciation (depreciation)	(59,298,843)	12,551,479
Net increase (decrease) in net assets resulting from operations	(48,570,830)	29,965,002
Distributions to shareholders from net investment income	(6,828,728)	(24,786,452)
Share transactions Net proceeds from sales of shares	261,851,879	492,363,742
Reinvestment of distributions	6,804,460	24,697,173
Cost of shares redeemed	(207,586,458)	(311,346,903)
Net increase (decrease) in net assets resulting from share transactions	61,069,881	205,714,012
Total increase (decrease) in net assets	5,670,323	210,892,562

Net Assets
Beginning of period	1,111,543,391	900,650,829
End of period (including undistributed net investment income of $13,971,808 and undistributed net investment income of $7,462,670, respectively)	$ 1,117,213,714	$ 1,111,543,391
Other Information Shares
Sold	23,394,353	42,396,801
Issued in reinvestment of distributions	598,458	2,141,993
Redeemed	(18,578,250)	(26,851,372)
Net increase (decrease)	5,414,561	17,687,422

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended September 30, 2002	Years ended March 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 11.52	$ 11.43	$ 13.47	$ 12.60	$ 11.98	$ 10.12
Income from Investment Operations
Net investment income (loss) D	.14	.37	.55	.50	.45	.60
Net realized and unrealized gain (loss)	(.63)	-	(.91)	1.18	.78	1.71
Total from investment operations	(.49)	.37	(.36)	1.68	1.23	2.31
Distributions from net investment income	(.07)	(.28)	(.75)	(.52)	(.40)	(.33)
Distributions from net realized gain	-	-	(.93)	(.29)	(.21)	(.12)
Total distributions	(.07)	(.28)	(1.68)	(.81)	(.61)	(.45)
Net asset value, end of period	$ 10.96	$ 11.52	$ 11.43	$ 13.47	$ 12.60	$ 11.98
Total Return B, C	(4.26)%	3.21%	(2.95)%	13.81%	10.51%	23.25%
Ratios to Average Net Assets E, F
Expenses before expense reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of voluntary waivers, if any	.08% A	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08% A	.07%	.06%	.07%	.07%	.08%
Net investment income (loss)	2.55% A	3.19%	4.41%	3.88%	3.76%	3.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,117,214	$ 1,111,543	$ 900,651	$ 743,948	$ 563,718	$ 325,126
Portfolio turnover rate	10% A	13%	51%	37%	27%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2010 Fund

Investment Changes

Fund Holdings as of September 30, 2002
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	5.5%	6.2%
Fidelity Disciplined Equity Fund	6.1	6.3
Fidelity Equity-Income Fund	5.9	6.6
Fidelity Fund	5.6	6.2
Fidelity Growth & Income Portfolio	6.1	6.4
Fidelity Growth Company Fund	2.8	3.6
Fidelity Mid-Cap Stock Fund	3.1	3.6
Fidelity OTC Portfolio	2.6	3.0
	37.7	41.9
International Equity Funds
Fidelity Diversified International Fund	1.2	1.4
Fidelity Europe Fund	1.4	2.1
Fidelity Japan Fund	0.5	0.5
Fidelity Overseas Fund	1.1	1.4
Fidelity Southeast Asia Fund	0.3	0.3
	4.5	5.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	5.1	5.4
Fidelity High Income Fund	0.3	0.0
	5.4	5.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	16.5	14.4
Fidelity Intermediate Bond Fund	10.5	9.5
Fidelity Investment Grade Bond Fund	16.0	14.5
	43.0	38.4
Money Market Fund
Fidelity Retirement Money Market Portfolio	9.4	8.6
	100.0%	100.0%
Asset Allocation (% of fund's investments)

Six months ago
8.6% (MM)
41.9% (DE)
38.4% (IG)
5.7% (IE)
5.4% (HY)
Current
9.4% (MM)
37.7% (DE)
43.0% (IG)
4.5% (IE)
5.4% (HY)
Expected
9.6% (MM)
40.4% (DE)
39.8% (IG)
5.1% (IE)
5.1% (HY)
Equity
DE = Domestic Equity funds
IE = International Equity funds
Fixed-income
HY = High Yield funds
IG = Investment Grade funds
Money Market fund (MM)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2002. The current allocation is based on the fund's holdings as of September 30, 2002. The expected allocation represents the fund's anticipated target asset allocation at March 31, 2003.

Semiannual Report

Fidelity Freedom 2010 Fund

Investments September 30, 2002 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 42.2%
	Shares	Value (Note 1)
Domestic Equity Funds - 37.7%
Fidelity Blue Chip Growth Fund	7,224,937	$ 216,531,356
Fidelity Disciplined Equity Fund	13,890,203	240,439,413
Fidelity Equity-Income Fund	6,436,485	234,352,413
Fidelity Fund	10,709,515	221,901,145
Fidelity Growth & Income Portfolio	8,357,255	240,856,088
Fidelity Growth Company Fund	3,573,403	113,205,397
Fidelity Mid-Cap Stock Fund	8,060,413	121,551,031
Fidelity OTC Portfolio	4,776,667	104,943,377
TOTAL DOMESTIC EQUITY FUNDS		1,493,780,220
International Equity Funds - 4.5%
Fidelity Diversified International Fund	3,073,987	50,105,993
Fidelity Europe Fund	3,461,031	56,034,086
Fidelity Japan Fund	2,143,230	18,710,398
Fidelity Overseas Fund	2,075,735	44,192,398
Fidelity Southeast Asia Fund	1,112,903	10,683,872
TOTAL INTERNATIONAL EQUITY FUNDS		179,726,747
TOTAL EQUITY FUNDS (Cost $2,415,181,235)		1,673,506,967
Fixed-Income Funds - 48.4%

High Yield Fixed-Income Funds - 5.4%
Fidelity Capital & Income Fund	35,163,605	200,080,910
Fidelity High Income Fund	1,661,558	12,112,755
TOTAL HIGH YIELD FIXED-INCOME FUNDS		212,193,665
Investment Grade Fixed-Income Funds - 43.0%
Fidelity Government Income Fund	61,300,688	653,465,336
Fidelity Intermediate Bond Fund	39,020,573	415,569,099
Fidelity Investment Grade Bond Fund	83,769,794	634,975,035
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,704,009,470
TOTAL FIXED-INCOME FUNDS (Cost $1,883,409,212)		1,916,203,135
Money Market Fund - 9.4%
	Shares	Value (Note 1)
Fidelity Retirement Money Market Portfolio (Cost $372,026,971)	372,026,971	$ 372,026,971
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.9%, dated 9/30/02 due 10/1/02) (Cost $1,422,000)	$ 1,422,075	1,422,000
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $4,672,039,418)		$ 3,963,159,073
Other Information
Purchases and redemptions of the underlying fund shares aggregated $649,988,919 and $232,661,545, respectively.
Income Tax Information
At March 31, 2002, the fund had a capital loss carryforward of approximately $8,177,000 all of which will expire on March 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2002 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $1,422,000) (cost $4,672,039,418) - See accompanying schedule		$ 3,963,159,073
Cash		615
Receivable for fund shares sold		8,500,938
Receivable from investment adviser for expense reductions		67,030
Total assets		3,971,727,656

Liabilities
Payable for investments purchased	$ 2,287,210
Payable for fund shares redeemed	6,290,869
Accrued management fee	335,808
Total liabilities		8,913,887

Net Assets		$ 3,962,813,769
Net Assets consist of:
Paid in capital		$ 4,692,618,165
Undistributed net investment income		50,202,459
Accumulated undistributed net realized gain (loss) on investments		(71,126,510)
Net unrealized appreciation (depreciation) on investments		(708,880,345)
Net Assets, for 354,055,417 shares outstanding		$ 3,962,813,769
Net Asset Value, offering price and redemption price per share ($3,962,813,769 ÷ 354,055,417 shares)		$ 11.19

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2010 Fund
Financial Statements - continued

Statement of Operations

	Six months ended September 30, 2002 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 52,414,628
Interest		10,612
Total income		52,425,240
Expenses
Management fee	$ 2,034,340
Non-interested trustees' compensation	6,758
Total expenses before reductions	2,041,098
Expense reductions	(485,570)	1,555,528
Net investment income (loss)		50,869,712
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(5,143,766)
Change in net unrealized appreciation (depreciation) on investment securities		(513,565,861)
Net gain (loss)		(518,709,627)
Net increase (decrease) in net assets resulting from operations		$ (467,839,915)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2002 (Unaudited)	Year ended March 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 50,869,712	$ 95,247,976
Net realized gain (loss)	(5,143,766)	(47,700,121)
Change in net unrealized appreciation (depreciation)	(513,565,861)	22,050,424
Net increase (decrease) in net assets resulting from operations	(467,839,915)	69,598,279
Distributions to shareholders from net investment income	(23,380,823)	(95,340,282)
Distributions to shareholders from net realized gain	-	(61,227,901)
Total distributions	(23,380,823)	(156,568,183)
Share transactions Net proceeds from sales of shares	904,669,847	1,850,744,866
Reinvestment of distributions	23,339,118	156,271,503
Cost of shares redeemed	(537,673,338)	(669,470,112)
Net increase (decrease) in net assets resulting from share transactions	390,335,627	1,337,546,257
Total increase (decrease) in net assets	(100,885,111)	1,250,576,353

Net Assets
Beginning of period	4,063,698,880	2,813,122,527
End of period (including undistributed net investment income of $50,202,459 and undistributed net investment income of $23,746,837, respectively)	$ 3,962,813,769	$ 4,063,698,880
Other Information Shares
Sold	75,594,080	145,370,889
Issued in reinvestment of distributions	1,891,339	12,065,233
Redeemed	(45,597,270)	(52,749,505)
Net increase (decrease)	31,888,149	104,686,617

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended September 30, 2002	Years ended March 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 12.61	$ 12.94	$ 15.55	$ 13.76	$ 12.81	$ 10.15
Income from Investment Operations
Net investment income (loss) D	.15	.36	.49	.43	.36	.30
Net realized and unrealized gain (loss)	(1.50)	(.05)	(1.97)	2.27	1.22	2.82
Total from investment operations	(1.35)	.31	(1.48)	2.70	1.58	3.12
Distributions from net investment income	(.07)	(.37)	(.46)	(.49)	(.35)	(.37)
Distributions from net realized gain	-	(.27)	(.67)	(.42)	(.28)	(.09)
Total distributions	(.07)	(.64)	(1.13)	(.91)	(.63)	(.46)
Net asset value, end of period	$ 11.19	$ 12.61	$ 12.94	$ 15.55	$ 13.76	$ 12.81
Total Return B, C	(10.76)%	2.31%	(10.00)%	20.32%	12.65%	31.31%
Ratios to Average Net Assets E, F
Expenses before expense reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of voluntary waivers, if any	.08% A	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08% A	.07%	.06%	.07%	.07%	.08%
Net investment income (loss)	2.49% A	2.84%	3.43%	2.98%	2.82%	2.54%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,962,814	$ 4,063,699	$ 2,813,123	$ 2,013,087	$ 1,088,909	$ 647,356
Portfolio turnover rate	11% A	10%	42%	33%	27%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2020 Fund

Investment Changes

Fund Holdings as of September 30, 2002
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	8.4%	9.0%
Fidelity Disciplined Equity Fund	9.3	9.2
Fidelity Equity-Income Fund	9.0	9.5
Fidelity Fund	8.6	8.9
Fidelity Growth & Income Portfolio	9.3	9.2
Fidelity Growth Company Fund	4.4	5.2
Fidelity Mid-Cap Stock Fund	4.8	5.2
Fidelity OTC Portfolio	4.1	4.3
	57.9	60.5
International Equity Funds
Fidelity Diversified International Fund	2.5	2.6
Fidelity Europe Fund	2.8	3.9
Fidelity Japan Fund	1.0	0.9
Fidelity Overseas Fund	2.2	2.6
Fidelity Southeast Asia Fund	0.5	0.6
	9.0	10.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	7.2	7.5
Fidelity High Income Fund	0.7	0.0
	7.9	7.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	9.7	8.0
Fidelity Intermediate Bond Fund	6.1	5.3
Fidelity Investment Grade Bond Fund	9.4	8.1
	25.2	21.4
	100.0%	100.0%
Asset Allocation (% of fund's investments)

Six months ago

21.4% (IG)
60.5% (DE)
7.5% (HY)
10.6% (IE)

Current

25.2% (IG)
57.9% (DE)
7.9% (HY)
9.0% (IE)

Equity

DE = Domestic Equity funds

IE = International Equity funds

Fixed-income

HY = High Yield funds

IG = Investment Grade funds

Expected

22.4% (IG)
60.1% (DE)
7.5% (HY)
10.0% (IE)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2002. The current allocation is based on the fund's holdings as of September 30, 2002. The expected allocation represents the fund's anticipated target asset allocation at March 31, 2003.

Semiannual Report

Fidelity Freedom 2020 Fund

Investments September 30, 2002 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 66.9%
	Shares	Value (Note 1)
Domestic Equity Funds - 57.9%
Fidelity Blue Chip Growth Fund	9,012,777	$ 270,112,917
Fidelity Disciplined Equity Fund	17,219,620	298,071,617
Fidelity Equity-Income Fund	7,957,154	289,719,971
Fidelity Fund	13,338,840	276,380,773
Fidelity Growth & Income Portfolio	10,356,375	298,470,739
Fidelity Growth Company Fund	4,493,184	142,344,055
Fidelity Mid-Cap Stock Fund	10,081,119	152,023,280
Fidelity OTC Portfolio	5,943,459	130,577,793
TOTAL DOMESTIC EQUITY FUNDS		1,857,701,145
International Equity Funds - 9.0%
Fidelity Diversified International Fund	4,902,422	79,909,478
Fidelity Europe Fund	5,557,133	89,969,983
Fidelity Japan Fund	3,489,061	30,459,503
Fidelity Overseas Fund	3,334,256	70,986,320
Fidelity Southeast Asia Fund	1,755,332	16,851,186
TOTAL INTERNATIONAL EQUITY FUNDS		288,176,470
TOTAL EQUITY FUNDS (Cost $3,077,017,717)		2,145,877,615
Fixed-Income Funds - 33.1%

High Yield Fixed-Income Funds - 7.9%
Fidelity Capital & Income Fund	40,755,503	231,898,813
Fidelity High Income Fund	2,919,832	21,285,574
TOTAL HIGH YIELD FIXED-INCOME FUNDS		253,184,387
Investment Grade Fixed-Income Funds - 25.2%
Fidelity Government Income Fund	29,072,558	309,913,472
Fidelity Intermediate Bond Fund	18,518,544	197,222,498
Fidelity Investment Grade Bond Fund	39,740,474	301,232,797
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		808,368,767
TOTAL FIXED-INCOME FUNDS (Cost $1,096,584,298)		1,061,553,154
Cash Equivalents - 0.0%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.9%, dated 9/30/02 due 10/1/02) (Cost $1,100,000)	$ 1,100,058	$ 1,100,000
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $4,174,702,015)		$ 3,208,530,769
Other Information
Purchases and redemptions of the underlying fund shares aggregated $807,964,215 and $155,767,422, respectively.
Income Tax Information
At March 31, 2002, the fund had a capital loss carryforward of approximately $8,864,000 all of which will expire on March 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2002 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $1,100,000) (cost $4,174,702,015) - See accompanying schedule		$ 3,208,530,769
Cash		950
Receivable for fund shares sold		7,786,745
Receivable from investment adviser for expense reductions		54,657
Total assets		3,216,373,121

Liabilities
Payable for investments purchased	$ 2,449,827
Payable for fund shares redeemed	5,396,226
Accrued management fee	274,434
Total liabilities		8,120,487

Net Assets		$ 3,208,252,634
Net Assets consist of:
Paid in capital		$ 4,201,144,812
Undistributed net investment income		28,526,351
Accumulated undistributed net realized gain (loss) on investments		(55,247,283)
Net unrealized appreciation (depreciation) on investments		(966,171,246)
Net Assets, for 314,845,778 shares outstanding		$ 3,208,252,634
Net Asset Value, offering price and redemption price per share ($3,208,252,634 ÷ 314,845,778 shares)		$ 10.19

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2020 Fund
Financial Statements - continued

Statement of Operations

	Six months ended September 30, 2002 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 32,179,708
Interest		7,896
Total income		32,187,604
Expenses
Management fee	$ 1,670,607
Non-interested trustees' compensation	5,531
Total expenses before reductions	1,676,138
Expense reductions	(403,942)	1,272,196
Net investment income (loss)		30,915,408
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(14,263,692)
Change in net unrealized appreciation (depreciation) on investment securities		(715,397,998)
Net gain (loss)		(729,661,690)
Net increase (decrease) in net assets resulting from operations		$ (698,746,282)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2002 (Unaudited)	Year ended March 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 30,915,408	$ 53,599,766
Net realized gain (loss)	(14,263,692)	(28,805,360)
Change in net unrealized appreciation (depreciation)	(715,397,998)	(591,850)
Net increase (decrease) in net assets resulting from operations	(698,746,282)	24,202,556
Distributions to shareholders from net investment income	(14,065,498)	(53,664,643)
Distributions to shareholders from net realized gain	-	(74,566,689)
Total distributions	(14,065,498)	(128,231,332)
Share transactions Net proceeds from sales of shares	1,005,414,721	1,527,922,831
Reinvestment of distributions	14,039,859	127,978,712
Cost of shares redeemed	(383,683,948)	(455,939,933)
Net increase (decrease) in net assets resulting from share transactions	635,770,632	1,199,961,610
Total increase (decrease) in net assets	(77,041,148)	1,095,932,834

Net Assets
Beginning of period	3,285,293,782	2,189,360,948
End of period (including undistributed net investment income of $28,526,351 and undistributed net investment income of $11,717,977, respectively)	$ 3,208,252,634	$ 3,285,293,782
Other Information Shares
Sold	86,923,997	120,161,519
Issued in reinvestment of distributions	1,154,595	9,659,972
Redeemed	(34,051,808)	(35,988,382)
Net increase (decrease)	54,026,784	93,833,109

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended September 30, 2002	Years ended March 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 12.60	$ 13.11	$ 17.28	$ 14.55	$ 13.28	$ 10.21
Income from Investment Operations
Net investment income (loss) D	.10	.26	.35	.32	.27	.21
Net realized and unrealized gain (loss)	(2.46)	(.08)	(3.17)	3.43	1.55	3.33
Total from investment operations	(2.36)	.18	(2.82)	3.75	1.82	3.54
Distributions from net investment income	(.05)	(.26)	(.39)	(.35)	(.28)	(.34)
Distributions in excess of net investment income	-	-	-	(.10)	-	-
Distributions from net realized gain	-	(.43)	(.96)	(.57)	(.27)	(.13)
Total distributions	(.05)	(.69)	(1.35)	(1.02)	(.55)	(.47)
Net asset value, end of period	$ 10.19	$ 12.60	$ 13.11	$ 17.28	$ 14.55	$ 13.28
Total Return B, C	(18.77)%	1.12%	(17.23)%	26.74%	14.00%	35.36%
Ratios to Average Net Assets E, F
Expenses before expense reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of voluntary waivers, if any	.08% A	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08% A	.07%	.06%	.07%	.07%	.08%
Net investment income (loss)	1.85% A	2.03%	2.29%	2.07%	2.03%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,208,253	$ 3,285,294	$ 2,189,361	$ 1,964,178	$ 994,648	$ 577,603
Portfolio turnover rate	9% A	10%	50%	28%	18%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2030 Fund

Investment Changes

Fund Holdings as of September 30, 2002
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	10.0%	10.4%
Fidelity Disciplined Equity Fund	11.0	10.6
Fidelity Equity-Income Fund	10.7	11.0
Fidelity Fund	10.2	10.3
Fidelity Growth & Income Portfolio	11.0	10.7
Fidelity Growth Company Fund	5.3	6.0
Fidelity Mid-Cap Stock Fund	5.6	6.1
Fidelity OTC Portfolio	4.8	5.0
	68.6	70.1
International Equity Funds
Fidelity Diversified International Fund	3.2	3.4
Fidelity Europe Fund	3.7	5.0
Fidelity Japan Fund	1.2	1.1
Fidelity Overseas Fund	2.9	3.3
Fidelity Southeast Asia Fund	0.7	0.8
	11.7	13.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	7.6	7.5
Fidelity High Income Fund	0.6	0.0
	8.2	7.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	4.4	3.3
Fidelity Intermediate Bond Fund	2.8	2.2
Fidelity Investment Grade Bond Fund	4.3	3.3
	11.5	8.8
	100.0%	100.0%
Asset Allocation (% of fund's investments)

Six months ago

8.8% (IG)
7.5% (HY)
70.1% (DE)
13.6% (IE)

Current

11.5% (IG)
8.2% (HY)
68.6% (DE)
11.7% (IE)

Equity

DE = Domestic Equity funds

IE = International Equity funds

Fixed-income

HY = High Yield funds

IG = Investment Grade funds

Expected

9.9% (IG)
7.6% (HY)
70.0% (DE)
12.5% (IE)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2002. The current allocation is based on the fund's holdings as of September 30, 2002. The expected allocation represents the fund's anticipated target asset allocation at March 31, 2003.

Semiannual Report

Fidelity Freedom 2030 Fund

Investments September 30, 2002 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 80.3%
	Shares	Value (Note 1)
Domestic Equity Funds - 68.6%
Fidelity Blue Chip Growth Fund	5,979,758	$ 179,213,339
Fidelity Disciplined Equity Fund	11,438,936	198,007,978
Fidelity Equity-Income Fund	5,289,750	192,599,786
Fidelity Fund	8,850,297	183,378,157
Fidelity Growth & Income Portfolio	6,883,556	198,384,073
Fidelity Growth Company Fund	2,977,444	94,325,418
Fidelity Mid-Cap Stock Fund	6,684,868	100,807,812
Fidelity OTC Portfolio	3,936,166	86,477,567
TOTAL DOMESTIC EQUITY FUNDS		1,233,194,130
International Equity Funds - 11.7%
Fidelity Diversified International Fund	3,580,016	58,354,255
Fidelity Europe Fund	4,062,693	65,775,001
Fidelity Japan Fund	2,525,267	22,045,578
Fidelity Overseas Fund	2,431,084	51,757,778
Fidelity Southeast Asia Fund	1,284,016	12,326,551
TOTAL INTERNATIONAL EQUITY FUNDS		210,259,163
TOTAL EQUITY FUNDS (Cost $2,172,435,117)		1,443,453,293
Fixed-Income Funds - 19.7%

High Yield Fixed-Income Funds - 8.2%
Fidelity Capital & Income Fund	24,029,755	136,729,308
Fidelity High Income Fund	1,537,698	11,209,819
TOTAL HIGH YIELD FIXED-INCOME FUNDS		147,939,127
Investment Grade Fixed-Income Funds - 11.5%
Fidelity Government Income Fund	7,393,649	78,816,303
Fidelity Intermediate Bond Fund	4,716,801	50,233,934
Fidelity Investment Grade Bond Fund	10,107,401	76,614,100
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		205,664,337
TOTAL FIXED-INCOME FUNDS (Cost $397,308,734)		353,603,464
Cash Equivalents - 0.0%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.9%, dated 9/30/02 due 10/1/02) (Cost $705,000)	$ 705,037	$ 705,000
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $2,570,448,851)		$ 1,797,761,757
Other Information
Purchases and redemptions of the underlying fund shares aggregated $379,818,693 and $63,974,181, respectively.
Income Tax Information
At March 31, 2002, the fund had a capital loss carryforward of approximately $8,891,000 all of which will expire on March 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2002 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $705,000) (cost $2,570,448,851) - See accompanying schedule		$ 1,797,761,757
Cash		383
Receivable for fund shares sold		4,954,409
Receivable from investment adviser for expense reductions		30,514
Total assets		1,802,747,063

Liabilities
Payable for investments purchased	$ 1,510,748
Payable for fund shares redeemed	3,467,237
Accrued management fee	154,442
Total liabilities		5,132,427

Net Assets		$ 1,797,614,636
Net Assets consist of:
Paid in capital		$ 2,600,217,268
Undistributed net investment income		12,050,753
Accumulated undistributed net realized gain (loss) on investments		(41,966,291)
Net unrealized appreciation (depreciation) on investments		(772,687,094)
Net Assets, for 185,529,862 shares outstanding		$ 1,797,614,636
Net Asset Value, offering price and redemption price per share ($1,797,614,636 ÷ 185,529,862 shares)		$ 9.69

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2030 Fund
Financial Statements - continued

Statement of Operations

	Six months ended September 30, 2002 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 13,588,213
Interest		5,576
Total income		13,593,789
Expenses
Management fee	$ 964,664
Non-interested trustees' compensation	3,231
Total expenses before reductions	967,895
Expense reductions	(244,903)	722,992
Net investment income (loss)		12,870,797
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(18,178,970)
Change in net unrealized appreciation (depreciation) on investment securities		(495,475,360)
Net gain (loss)		(513,654,330)
Net increase (decrease) in net assets resulting from operations		$ (500,783,533)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2002 (Unaudited)	Year ended March 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,870,797	$ 24,359,498
Net realized gain (loss)	(18,178,970)	(11,872,026)
Change in net unrealized appreciation (depreciation)	(495,475,360)	(8,501,072)
Net increase (decrease) in net assets resulting from operations	(500,783,533)	3,986,400
Distributions to shareholders from net investment income	(5,038,538)	(25,573,760)
Distributions to shareholders from net realized gain	-	(57,789,589)
Total distributions	(5,038,538)	(83,363,349)
Share transactions Net proceeds from sales of shares	530,750,156	928,556,650
Reinvestment of distributions	5,033,409	83,218,533
Cost of shares redeemed	(227,648,929)	(313,870,509)
Net increase (decrease) in net assets resulting from share transactions	308,134,636	697,904,674
Total increase (decrease) in net assets	(197,687,435)	618,527,725

Net Assets
Beginning of period	1,995,302,071	1,376,774,346
End of period (including undistributed net investment income of $12,050,753 and undistributed net investment income of $4,226,046, respectively)	$ 1,797,614,636	$ 1,995,302,071
Other Information Shares
Sold	47,165,474	73,121,483
Issued in reinvestment of distributions	417,019	6,189,396
Redeemed	(20,630,114)	(24,799,316)
Net increase (decrease)	26,952,379	54,511,563

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended September 30, 2002	Years ended March 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 12.58	$ 13.23	$ 17.84	$ 14.55	$ 13.42	$ 10.21
Income from Investment Operations
Net investment income (loss) D	.07	.19	.28	.27	.25	.22
Net realized and unrealized gain (loss)	(2.93)	(.11)	(3.84)	3.91	1.60	3.42
Total from investment operations	(2.86)	.08	(3.56)	4.18	1.85	3.64
Distributions from net investment income	(.03)	(.20)	(.34)	(.28)	(.24)	(.17)
Distributions in excess of net investment income	-	-	-	(.13)	-	(.14)
Distributions from net realized gain	-	(.53)	(.71)	(.48)	(.48)	(.12)
Total distributions	(.03)	(.73)	(1.05)	(.89)	(.72)	(.43)
Net asset value, end of period	$ 9.69	$ 12.58	$ 13.23	$ 17.84	$ 14.55	$ 13.42
Total Return B, C	(22.78)%	.28%	(20.78)%	29.64%	14.29%	36.28%
Ratios to Average Net Assets E, F
Expenses before expense reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of voluntary waivers, if any	.08% A	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.07% A	.07%	.06%	.07%	.07%	.08%
Net investment income (loss)	1.33% A	1.50%	1.75%	1.71%	1.87%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,797,615	$ 1,995,302	$ 1,376,774	$ 1,216,369	$ 365,657	$ 115,072
Portfolio turnover rate	7% A	5%	37%	26%	16%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2040 Fund

Investment Changes

Fund Holdings as of September 30, 2002
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	11.0%	11.1%
Fidelity Disciplined Equity Fund	11.9	11.3
Fidelity Equity-Income Fund	11.6	11.7
Fidelity Fund	11.2	11.1
Fidelity Growth & Income Portfolio	11.9	11.4
Fidelity Growth Company Fund	5.9	6.4
Fidelity Mid-Cap Stock Fund	6.2	6.4
Fidelity OTC Portfolio	5.4	5.5
	75.1	74.9
International Equity Funds
Fidelity Diversified International Fund	3.8	3.9
Fidelity Europe Fund	4.3	5.6
Fidelity Japan Fund	1.5	1.4
Fidelity Overseas Fund	3.5	3.8
Fidelity Southeast Asia Fund	0.8	0.9
	13.9	15.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	8.7	9.5
Fidelity High Income Fund	2.3	0.0
	11.0	9.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	0.0	0.0
	100.0%	100.0%
Asset Allocation (% of fund's investments)

Six months ago

9.5% (HY)
74.9% (DE)
15.6% (IE)

Current

11.0% (HY)
13.9% (IE)
75.1% (DE)

Equity

DE = Domestic Equity funds

IE = International Equity funds

Fixed-income

HY = High Yield funds

Expected

10.0% (HY)
15.0% (IE)
75.0% (DE)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2002. The current allocation is based on the fund's holdings as of September 30, 2002. The expected allocation represents the fund's anticipated target asset allocation at March 31, 2003.

Semiannual Report

Fidelity Freedom 2040 Fund

Investments September 30, 2002 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 89.0%
	Shares	Value (Note 1)
Domestic Equity Funds - 75.1%
Fidelity Blue Chip Growth Fund	993,063	$ 29,762,110
Fidelity Disciplined Equity Fund	1,870,783	32,383,249
Fidelity Equity-Income Fund	860,380	31,326,444
Fidelity Fund	1,467,516	30,406,938
Fidelity Growth & Income Portfolio	1,120,592	32,295,467
Fidelity Growth Company Fund	505,460	16,012,962
Fidelity Mid-Cap Stock Fund	1,113,215	16,787,280
Fidelity OTC Portfolio	664,722	14,603,932
TOTAL DOMESTIC EQUITY FUNDS		203,578,382
International Equity Funds - 13.9%
Fidelity Diversified International Fund	633,546	10,326,797
Fidelity Europe Fund	728,587	11,795,816
Fidelity Japan Fund	481,698	4,205,219
Fidelity Overseas Fund	441,402	9,397,450
Fidelity Southeast Asia Fund	220,352	2,115,380
TOTAL INTERNATIONAL EQUITY FUNDS		37,840,662
TOTAL EQUITY FUNDS (Cost $325,895,811)		241,419,044
Fixed-Income Funds - 11.0%

High Yield Fixed-Income Funds - 11.0%
Fidelity Capital & Income Fund	4,139,102	23,551,491
Fidelity High Income Fund	852,070	6,211,590
TOTAL HIGH YIELD FIXED-INCOME FUNDS		29,763,081
Investment Grade Fixed-Income Funds - 0.0%
Fidelity Government Income Fund	1	12
TOTAL FIXED-INCOME FUNDS (Cost $35,676,861)		29,763,093
Cash Equivalents - 0.0%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.9%, dated 9/30/02 due 10/1/02) (Cost $50,000)	$ 50,003	$ 50,000
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $361,622,672)		$ 271,232,137
Other Information
Purchases and redemptions of the underlying fund shares aggregated $102,963,499 and $7,995,039, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2002 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $50,000) (cost $361,622,672) - See accompanying schedule		$ 271,232,137
Cash		684
Receivable for fund shares sold		1,158,979
Receivable from investment adviser for expense reductions		4,515
Total assets		272,396,315

Liabilities
Payable for investments purchased	$ 517,483
Payable for fund shares redeemed	641,049
Accrued management fee	22,401
Total liabilities		1,180,933

Net Assets		$ 271,215,382
Net Assets consist of:
Paid in capital		$ 362,798,275
Undistributed net investment income		1,523,602
Accumulated undistributed net realized gain (loss) on investments		(2,715,960)
Net unrealized appreciation (depreciation) on investments		(90,390,535)
Net Assets, for 49,320,917 shares outstanding		$ 271,215,382
Net Asset Value, offering price and redemption price per share ($271,215,382 ÷ 49,320,917 shares)		$ 5.50

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2040 Fund
Financial Statements - continued

Statement of Operations

	Six months ended September 30, 2002 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 1,543,902
Interest		246
Total income		1,544,148
Expenses
Management fee	$ 131,911
Non-interested trustees' compensation	428
Total expenses before reductions	132,339
Expense reductions	(34,954)	97,385
Net investment income (loss)		1,446,763
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(1,555,148)
Change in net unrealized appreciation (depreciation) on investment securities		(78,342,660)
Net gain (loss)		(79,897,808)
Net increase (decrease) in net assets resulting from operations		$ (78,451,045)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2002	Year ended March 31,
	(Unaudited)	2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,446,763	$ 1,730,901
Net realized gain (loss)	(1,555,148)	62,851
Change in net unrealized appreciation (depreciation)	(78,342,660)	(1,409,388)
Net increase (decrease) in net assets resulting from operations	(78,451,045)	384,364
Distributions to shareholders from net investment income	(374,564)	(1,407,894)
Distributions to shareholders from net realized gain	(374,581)	(1,493,989)
Total distributions	(749,145)	(2,901,883)
Share transactions Net proceeds from sales of shares	149,848,861	242,108,000
Reinvestment of distributions	747,641	2,878,928
Cost of shares redeemed	(56,293,575)	(58,978,062)
Net increase (decrease) in net assets resulting from share transactions	94,302,927	186,008,866
Total increase (decrease) in net assets	15,102,737	183,491,347

Net Assets
Beginning of period	256,112,645	72,621,298
End of period (including undistributed net investment income of $1,523,602 and undistributed net investment income of $468,184, respectively)	$ 271,215,382	$ 256,112,645
Other Information Shares
Sold	23,420,369	32,622,410
Issued in reinvestment of distributions	105,749	370,163
Redeemed	(8,779,821)	(7,945,600)
Net increase (decrease)	14,746,297	25,046,973

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended September 30, 2002	Years ended March 31,
	(Unaudited)	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.41	$ 7.62	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.09	.07
Net realized and unrealized gain (loss)	(1.93)	(.11)	(2.39)
Total from investment operations	(1.89)	(.02)	(2.32)
Distributions from net investment income	(.01)	(.07)	(.06)
Distributions from net realized gain	(.01)	(.12)	-
Total distributions	(.02)	(.19)	(.06)
Net asset value, end of period	$ 5.50	$ 7.41	$ 7.62
Total Return B, C	(25.57)%	(.40)%	(23.28)%
Ratios to Average Net Assets E, G
Expenses before expense reductions	.10% A	.10%	.10% A
Expenses net of voluntary waivers, if any	.08% A	.08%	.08% A
Expenses net of all reductions	.07% A	.08%	.08% A
Net investment income (loss)	1.09% A	1.24%	1.46% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 271,215	$ 256,113	$ 72,621
Portfolio turnover rate	6% A	5%	38% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period September 6, 2000 (commencement of operations) to March 31, 2001.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2002 (Unaudited)

1. Significant Accounting Policies.

Freedom Income Fund, Freedom 2000 Fund, Freedom 2010 Fund, Freedom 2020 Fund, Freedom 2030 Fund, and Freedom 2040 Fund (the funds) are funds of Fidelity Aberdeen Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. Each fund is authorized to issue an unlimited number of shares. The funds primarily invest in a combination of other Fidelity equity, fixed income, and money market funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the Underlying funds are valued at their net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost.

Investment Transactions and Income. Security transactions, normally shares of the Underlying Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust. Expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the Underlying Funds.

Income Tax Information and Distributions to Shareholders. Each year the funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Distributions from net investment income to shareholders of the Freedom Income Fund are declared daily and paid monthly, while distributions from capital gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are recorded on the ex-dividend date for the other Freedom Funds.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows for each fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Freedom Income	$ 1,055,091,233	$ 24,262,786	$ (74,543,644)	$ (50,280,858)
Freedom 2000	1,202,068,820	29,107,565	(113,847,434)	(84,739,869)
Freedom 2010	4,725,271,320	113,482,978	(875,595,225)	(762,112,247)
Freedom 2020	4,208,453,861	54,697,374	(1,054,620,466)	(999,923,092)
Freedom 2030	2,584,924,840	15,138,068	(802,301,151)	(787,163,083)
Freedom 2040	363,640,112	69,647	(92,477,622)	(92,407,975)

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission which permits the funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. Certain funds may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and redemptions of the Underlying Funds' shares is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the funds with investment management related services. For these services the funds pay a monthly management fee to Strategic Advisers. The management fee is computed at an annual rate of .10% of the funds' average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the funds to the non-interested Trustees.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each fund. Pursuant to this agreement, FMR pays all expenses of each fund, except the compensation of the non-interested trustees and certain exceptions such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each fund. For the services under the agreement, Strategic Advisers pays FMR a monthly administration fee equal to the management fee received by Strategic Advisers, minus an amount equal to an annual rate of .02% of each fund's average net assets.

5. Expense Reductions.

FMR agreed to reimburse certain funds to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Freedom Income	.08%	$ 99,037
Freedom 2000	.08%	111,574
Freedom 2010	.08%	408,328
Freedom 2020	.08%	335,278
Freedom 2030	.08%	193,312
Freedom 2040	.08%	26,591

In addition, through arrangements with each applicable fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund's expenses. During the period, these credits reduced expenses by the following amounts:

Freedom Income	$ 19,603
Freedom 2000	25,055
Freedom 2010	77,242
Freedom 2020	68,664
Freedom 2030	51,591
Freedom 2040	8,363

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Other Information.

The funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, Freedom 2010 Fund held approximately 14% and 20% of the outstanding shares of Fidelity Investment Grade Bond Fund and Fidelity Government Income Fund, respectively, and Freedom 2020 Fund held approximately 12% of the total outstanding shares of the Fidelity Europe Fund and Fidelity Disciplined Equity Fund and 10% of the total outstanding shares of the Fidelity Japan Fund. In addition, the Freedom Funds, in the aggregate, held more than 10% of the outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Disciplined Equity Fund	32%
Fidelity Europe Fund	30%
Fidelity Japan Fund	26%
Fidelity Southeast Asia Fund	18%
Fidelity Capital & Income Fund	24%
Fidelity Government Income Fund	42%
Fidelity Intermediate Bond Fund	15%
Fidelity Investment Grade Bond Fund	30%

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Asset Allocation Funds

Asset ManagerSM

Asset Manager: Aggressive®

Asset Manager: Growth®

Asset Manager: Income®

Fidelity Freedom Funds ® -
Income, 2000, 2010, 2020, 2030, 2040

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